SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 1,846,947	$ 1,856,040	$ 895,394
Principal payment of financial lease	[1]	$ 901,526	$ 1,163,922	$ 561,495

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.